UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900


Signature, Place and Date of Signing:

/s/ John Hock                    Stamford, CT                August 14, 2009
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


28-01190                        Frank Russell Company

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total: $  2,142,377
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

     NONE

                                    FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4            COLUMN 5     COLUMN 6  COLUMN 7       COLUMN 8

                              TITLE OF                     VALUE       SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP        (x1000)     PRN AMT   PRN CALL DISCRETION  MANAGERS  SOLE    SHARED  NONE
ADVOCAT INC                   COM             007586100        1,314     435,000 SH       Sole        None       435,000  0     0
AFLAC INC                     COM             001055102          855      27,500 SH       Sole        None        27,500  0     0
ALLERGAN INC                  COM             018490102          952      20,000 SH       Sole        None        20,000  0     0
AMERICAN EXPRESS CO           COM             025816109          370      15,900 SH       Sole        None        15,900  0     0
ANGIODYNAMICS INC             COM             03475V101        2,679     201,900 SH       Sole        None       201,900  0     0
APACHE CORP                   COM             037411105       42,354     587,030 SH       Sole        None       587,030  0     0
APPLIED MATLS INC             COM             038222105       21,343   1,938,490 SH       Sole        None     1,938,490  0     0
ARENA PHARMACEUTICALS INC     COM             040047102        1,048     210,000 SH       Sole        None       210,000  0     0
BAKER HUGHES INC              COM             057224107       41,675   1,143,663 SH       Sole        None     1,143,663  0     0
BIOMARIN PHARMACEUTICAL INC   COM             09061G101       23,590   1,511,230 SH       Sole        None     1,511,230  0     0
BOSTON SCIENTIFIC CORP        COM             101137107       51,885   5,116,841 SH       Sole        None     5,116,841  0     0
BP PLC                        SPONSORED ADR   055622104      152,887   3,206,532 SH       Sole        None     3,206,532  0     0
CAPITAL SR LIVING CORP        COM             140475104        1,001     220,100 SH       Sole        None       220,100  0     0
CELGENE CORP                  COM             151020104        2,392      50,000 SH       Sole        None        50,000  0     0
CISCO SYS INC                 COM             17275R102       82,744   4,436,687 SH       Sole        None     4,436,687  0     0
CITIGROUP INC                 COM             172967101          115      38,700 SH       Sole        None        38,700  0     0
COMCAST CORP NEW              CL A            20030N101       86,886   5,996,244 SH       Sole        None     5,996,244  0     0
COOPER COS INC                COM NEW         216648402       63,450   2,565,705 SH       Sole        None     2,565,705  0     0
COVIDIEN PLC                  SHS             G2554F105      144,857   3,869,051 SH       Sole        None     3,869,051  0     0
DR PEPPER SNAPPLE GROUP INC   COM             26138E109       20,315     958,707 SH       Sole        None       958,707  0     0
ELAN PLC                      ADR             284131208          956     150,000 SH       Sole        None       150,000  0     0
EMERSON ELEC CO               COM             291011104       17,971     554,659 SH       Sole        None       554,659  0     0
EOG RES INC                   COM             26875P101       48,828     718,898 SH       Sole        None       718,898  0     0
EV3 INC                       COM             26928A200        1,989     185,000 SH       Sole        None       185,000  0     0
EVEREST RE GROUP LTD          COM             G3223R108       67,414     941,933 SH       Sole        None       941,933  0     0
FACTSET RESH SYS INC          COM             303075105          499      10,000 SH       Sole        None        10,000  0     0
FOSTER WHEELER AG             COM             H27178104    25,289.24   1,064,810 SH       Sole        None     1,064,810  0     0
GENERAL ELECTRIC CO           COM             369604103       46,248   3,946,049 SH       Sole        None     3,946,049  0     0
GENZYME CORP                  COM             372917104        1,670      30,000 SH       Sole        None        30,000  0     0
GOLD FIELDS LTD NEW           SPONSORED ADR   38059T106       47,747   3,962,402 SH       Sole        None     3,962,402  0     0
HANSEN MEDICAL INC            COM             411307101           74      15,000 SH       Sole        None        15,000  0     0
HEALTHSOUTH CORP              COM NEW         421924309       69,537   4,815,594 SH       Sole        None     4,815,594  0     0
HOSPIRA INC                   COM             441060100        5,094     132,250 SH       Sole        None       132,250  0     0
HUMAN GENOME SCIENCES INC     COM             444903108          789     275,000 SH       Sole        None       275,000  0     0
IDENIX PHARMACEUTICALS INC    COM             45166R204          979     265,900 SH       Sole        None       265,900  0     0
INVESTORS BANCORP INC         COM             46146P102          478      52,000 SH       Sole        None        52,000  0     0
JPMORGAN CHASE & CO           COM             46625H100       19,363     567,662 SH       Sole        None       567,662  0     0
KB FINANCIAL GROUP INC        SPONSORED ADR   48241A105       11,114     333,649 SH       Sole        None       333,649  0     0
L-3 COMMUNICATIONS HLDGS INC  COM             502424104       25,063     361,239 SH       Sole        None       361,239  0     0
LORILLARD INC                 COM             544147101       49,671     732,929 SH       Sole        None       732,929  0     0
MASSEY ENERGY CORP            COM             576206106       25,026   1,280,732 SH       Sole        None     1,280,732  0     0
MEDAREX INC                   COM             583916101        1,480     177,300 SH       Sole        None       177,300  0     0
MERCK & CO INC                COM             589331107       34,049   1,217,790 SH       Sole        None     1,217,790  0     0
MICROSOFT CORP                COM             594918104       67,801   2,852,393 SH       Sole        None     2,852,393  0     0
MOLSON COORS BREWING CO       CL B            60871R209       50,845   1,201,162 SH       Sole        None     1,201,162  0     0
NEWMONT MINING CORP           COM             651639106       48,810   1,194,279 SH       Sole        None     1,194,279  0     0
NOBLE ENERGY INC              COM             655044105       66,063   1,120,277 SH       Sole        None     1,120,277  0     0
NORTHROP GRUMMAN CORP         COM             666807102       48,138   1,053,813 SH       Sole        None     1,053,813  0     0
NOVAMED INC DEL               COM             66986W108          774     195,900 SH       Sole        None       195,900  0     0
ONYX PHARMACEUTICALS INC      COM             683399109        2,826     100,000 SH       Sole        None       100,000  0     0
ORACLE CORP                   COM             68389X105       39,335   1,836,385 SH       Sole        None     1,836,385  0     0
PEOPLES UNITED FINANCIAL INC  COM             712704105          663      44,000 SH       Sole        None        44,000  0     0
PHILIP MORRIS INTL INC        COM             718172109      134,175   3,076,000 SH       Sole        None     3,076,000  0     0
PROTECTIVE LIFE CORP          COM             743674103       33,797   2,954,299 SH       Sole        None     2,954,299  0     0
PRUDENTIAL FINL INC           COM             744320102       64,299   1,727,532 SH       Sole        None     1,727,532  0     0
PSYCHIATRIC SOLUTIONS IN      COM             74439H108        4,662     205,000 SH       Sole        None       205,000  0     0
RITE AID CORP                 COM             767754104        1,793   1,187,500 SH       Sole        None     1,187,500  0     0
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR   874039100       21,223   2,255,402 SH       Sole        None     2,255,402  0     0
TJX COS INC NEW               COM             872540109          227       7,230 SH       Sole        None         7,230  0     0
TORCHMARK CORP                COM             891027104       61,047   1,648,145 SH       Sole        None     1,648,145  0     0
UNION PAC CORP                COM             907818108       24,477     470,161 SH       Sole        None       470,161  0     0
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209      174,754   8,966,353 SH       Sole        None     8,966,353  0     0
YAMANA GOLD INC               COM             98462Y100       51,892   5,870,098 SH       Sole        None     5,870,098  0     0
ZYMOGENETICS INC              COM             98985T109          736     160,000 SH       Sole        None       160,000  0     0







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